Class 4 Shares Prospectus | Cash Management Fund | Class 4
Cash Management Fund(SM)
Investment objective
The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class 4 Shares Prospectus Cash Management Fund Class 4
Management fee		0.32%
Distribution fees	[1]	0.25%
Other expenses	[1]	0.27%
Total annual fund operating expenses		0.84%
[1]	Although the fund has both a 12b-1 plan and an Insurance Administrative Services Plan for Class 4 shares, neither 12b-1 fees nor insurance administration fees are paid on amounts invested in the fund by the investment adviser. Expenses shown assume 12b-1 and insurance administration fees were charged on these assets. However, because 12b-1 and insurance administration fees were not charged on these assets, actual fund expenses were lower and actual results were higher. See the "Plan of distribution" and the "Fund expenses" sections of the prospectus for information on the 12b-1 fees and the insurance administration fees, respectively, permitted to be charged by the fund.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class 4 Shares Prospectus Cash Management Fund Class 4	86	268	466	1,037

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term corporate bonds and notes. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiative.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

The following bar chart shows how the fund’s investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows the fund’s average annual total returns for various periods.

Calendar year total returns*

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Highest/Lowest quarterly results during this period were: Highest 1.18% (quarter ended December 31, 2006) Lowest -0.21% (quarter ended September 30, 2010)
Average annual total returns For the periods ended December 31, 2013:
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Lifetime		Average Annual Returns, Inception Date
Class 4 Shares Prospectus Cash Management Fund Class 4	Cash Management Fund	(0.35%)	(0.59%)	[1]	1.01%	[1]	3.46%	[1]	Feb. 08, 1984
[1]	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the "Plan of distribution" section of this prospectus and .25% of which is described in the "Fund expenses" section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.